Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	6 Months Ended	16 Months Ended	28 Months Ended	40 Months Ended	52 Months Ended
	May 21, 2021	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000232082
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
Accumulated Value	$ 9,649	$ 9,722		$ 7,898	$ 8,795	$ 10,715	$ 11,685
C000232083
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
Accumulated Value	10,000	10,053		8,099	8,955	10,829	11,717
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	10,000	10,416		8,804	10,708	14,600	17,169
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	10,000	10,416		8,804	10,708	14,600	17,169
S&P Target Risk Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Growth Index
Accumulated Value	10,000	10,118		8,347	9,425	11,622	12,982
S&P Target Risk Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Growth Index
Accumulated Value	$ 10,000	$ 10,118		$ 8,347	$ 9,425	$ 11,622	$ 12,982